Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other long-term liabilities [Abstract]
Schedule of Composition of Other Long-term Liabilities
	As of December 31,
	2020	2019
	NIS millions

Long-term liabilities	38	-
Deferred revenue	2	3
Other	1	1
	41	4